INCOME TAXES (Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carry-forwards		$ 23,750	$ 24,982
Capital losses carry-forwards		58	60
Research and development expenses		19,818	16,329
Tax credit carry-forwards		63	63
Other		3,016	1,993
Deferred tax assets before valuation allowance		46,705	43,427
Valuation allowance		(46,521)	(43,299)
Deferred tax asset, net	[1]	184	128
Deferred tax liabilities:
Fixed assets		9	158
Technology		625	732
Deferred tax liabilities, net	[1]	634	$ 890
Offset amount		$ 239

[1]	As of December 31, 2016 net of $239 offset between Deferred tax assets and Deferred tax liabilities.